Income Taxes (Details) - Schedule of Significant Components of Deferred Taxes Liability - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred tax liabilities:
Acquired intangible assets		¥ 19